Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivatives [Abstract]
The notional amounts of derivatives
(a)	The notional amounts of derivatives as of December 31, 2017 and 2018 are as follows:

	2017		2018
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	100,806,648	139,804,552
Currency swaps		30,269,510	31,794,900
Currency options		1,178,047	1,939,939

		132,254,205	173,539,391

Exchange traded:
Currency futures		1,179,986	436,714

		133,434,191	173,976,105

Interest rates related:
Over the counter:
Interest rate swaps		30,269,249	31,228,489
Interest rate options		310,000	294,000

		30,579,249	31,522,489

Exchange traded:
Interest rate futures		1,545,905	1,739,697
Interest rate swaps (*1)		53,625,962	56,862,374

		55,171,867	58,602,071

		85,751,116	90,124,560

Credit related:
Over the counter:
Credit swaps		2,443,609	3,094,077

Equity related:
Over the counter:
Equity swaps and forwards		4,223,096	5,149,967
Equity options		1,230,635	645,709

		5,453,731	5,795,676

Exchange traded:
Equity futures		526,913	630,409
Equity options		3,238,049	2,708,557

		3,764,962	3,338,966

		9,218,693	9,134,642

Commodity related:
Over the counter:
Commodity swaps and forwards		931,644	1,062,588
Commodity options		4,880	4,780

		936,524	1,067,368

Exchange traded:
Commodity futures and options		122,394	245,751

		1,058,918	1,313,119

Hedge:
Currency forwards		1,227,354	1,522,306
Currency swaps		3,866,015	4,143,828
Interest rate swaps		8,088,422	10,147,731

		13,181,791	15,813,865

	~~W~~	245,088,318	293,456,368

(*1)	The notional amount of derivatives which is settled in the ‘Central Counter Party (CCP)’ system.

Fair values of derivative instruments
(b)	Fair values of derivative instruments as of December 31, 2017 and 2018 are as follows:

	2017			2018
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	1,895,225	1,636,715	912,795	870,984
Currency swaps		854,892	865,551	393,702	372,725
Currency options		12,023	12,070	7,637	12,273

		2,762,140	2,514,336	1,314,134	1,255,982

Exchange traded:
Currency futures		416	553	11	—

		2,762,556	2,514,889	1,314,145	1,255,982

Interest rates related:
Over the counter:
Interest rate swaps		204,449	208,901	251,251	172,019
Interest rate options		—	1,893	—	5,347

		204,449	210,794	251,251	177,366

Exchange traded:
Interest rate futures		1,771	544	412	1,569

		206,220	211,338	251,663	178,935

Credit related:
Over the counter:
Credit swaps		63,359	10,617	37,951	14,916
Equity related:
Over the counter:
Equity swap and forwards		112,282	13,502	51,869	205,709
Equity options		91,040	12,177	2,265	2,352

		203,322	25,679	54,134	208,061

Exchange traded:
Equity futures		72	805	15,937	778
Equity options		23,562	18,521	37,690	109,795

		23,634	19,326	53,627	110,573

		226,956	45,005	107,761	318,634

Commodity related:
Over the counter:
Commodity swaps and forwards		15,576	22,593	7,548	74,158
Commodity options		72	77	27	29

		15,648	22,670	7,575	74,187

Exchange traded:
Commodity futures		6,037	315	8,226	4,016

	~~W~~	21,685	22,985	15,801	78,203

Hedge:
Currency forwards	~~W~~	50,492	1,567	9,185	30,497
Currency swaps		59,399	161,896	21,976	79,492
Interest rate swaps		9,511	519,364	35,131	483,233

		119,402	682,827	66,292	593,222

	~~W~~	3,400,178	3,487,661	1,793,613	2,439,892

Gain or loss on valuation of derivatives
(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Foreign currency related
Over the counter
Currency forwards	~~W~~	(80,907)	85,498	41,188
Currency swaps		7,193	91,410	(34,444)
Currency options		9,704	5,422	8,247

		(64,010)	182,330	14,991

Exchange traded
Currency futures		(33)	(137)	11

		(64,043)	182,193	15,002

Interest rates related
Over the counter
Interest rate swaps		(68,490)	(17,805)	86,675
Interest rate options		1,116	413	(1,459)

		(67,374)	(17,392)	85,216

Exchange traded
Interest rate futures		3,849	6,950	(2,512)

		(63,525)	(10,442)	82,704

Credit related
Over the counter
Credit swaps		10,761	46,593	(8,318)
Equity related
Over the counter
Equity swap and forwards		111,723	73,490	(270,929)
Equity options		11,639	36,662	4,326

		123,362	110,152	(266,603)

Exchange traded
Equity futures		626	(733)	15,159
Equity options		3,420	22,315	(44,163)

		4,046	21,582	(29,004)

		127,408	131,734	(295,607)

Commodity related
Over the counter
Commodity swaps and forwards		(8,988)	13,435	(89,902)
Commodity options		(44)	(10)	33

		(9,032)	13,425	(89,869)

Exchange traded
Commodity futures		98	5,722	4,209

		(8,934)	19,147	(85,660)

Hedge
Currency forwards		(80,958)	48,050	(26,031)
Currency swaps		19,366	(143,737)	66,156
Interest rate swaps		(239,596)	(191,233)	38,767

		(301,188)	(286,920)	78,892

	~~W~~	(299,521)	82,305	(212,987)

Gain or loss on fair value hedges
i)	Gains (losses) on fair value hedged items and hedging instruments attributable to the hedged ineffectiveness for the year ended December 31, 2018 were as follows:

	Gains on fair value hedges (hedged items)		Gains on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges
Interest rate swaps (*1)	~~W~~	(76,573)	79,635	3,062
Foreign exchange risk (*1)		55,188	(60,380)	(5,192)

	~~W~~	(21,385)	19,255	(2,130)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets.
(*2)	Ineffective portion of hedge: The difference between hedging instruments and hedged items

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year
ii)

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year, the amounts recognized in the income statement and other comprehensive income are as follows.

	Gains on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss Reclassified amount
Cash flow hedges
Foreign exchange risk (*1)	~~W~~	65,386	(5,188)	70,051
Interest rate risk (*1)		(23,186)	—	—
Hedge of net investments
Foreign exchange risk (*1)		(35,879)	(3,765)	—

	~~W~~	6,321	(8,953)	70,051

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
(*2)	Ineffective portion of hedge: The difference between hedging instruments and hedged items.

Nominal values and average hedge ratio for derivatives
(e)	Nominal values and average hedge ratio for derivatives as of December 31, 2018 are as follows:

	2018
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	190,000	737,632	723,177	707,254	1,305,584	6,484,084	10,147,731
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk:
Nominal values:		2,731,517	1,958,746	827,158	1,038,935	302,423	—	6,858,779
Average hedge ratio:		100%	100%	100%	100%	100%	—	100%

Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity
ii)	Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

	Nominal amount		BV of asset (*1)	BV of liabilities (*1)	Changes if fair value in the period
Fair value hedges
Interest rate swap	~~W~~	9,377,731	35,093	467,381	55,244
Currency swap		33,543	433	—	(1,502)
Cash flow hedge
Interest rate swap		770,000	38	15,853	(23,186)
Currency swap		4,110,285	21,543	79,492	(54)
Currency forward		1,298,686	3,191	24,925	(33,460)
Hedge of net investments in foreign operations
Currency forward		223,620	5,994	5,572	(3,261)
Borrowings		1,192,645	—	1,186,792	(36,383)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.

Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity
iii)	Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity

	BV of asset		BV of liabilities	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the period	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk	~~W~~	293,215	8,873,059	(2,832)	(524,459)	(56,462)	—	—
Foreign exchange risk		62,406	—	—	—	2,675	—	—
Cash flow hedge
Interest rate risk		—	1,539,005	—	—	—	(10,184)	—
Foreign exchange risk		2,795,320	2,716,148	—	—	63,860	(2,006)	—
Hedge of net investments in foreign operations
Foreign exchange risk		—	—	—	—	(35,879)	—	138,416

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.